Goodwill and Purchased Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2014 are as follows (in thousands):

Balance as of December 31, 2013	$—
Goodwill acquire	9,373
Goodwill adjustments	221
Foreign currency translation adjustments	(354)

Balance as of December 31, 2014	$9,240

Summary of Intangible Assets Acquired

Purchased intangible assets related to the Zopim acquisition subject to amortization as of December 31, 2014 consist of the following (in thousands). No purchased intangible assets were recorded as of December 31, 2013.

	Cost	Accumulated Amortization	Foreign Currency Translation Adjustments	Net	Remaining Useful Life
					(In years)
Developed technology	$5,200	$(1,118)	$(191)	$3,891	2.7
Customer relationships	1,300	(244)	(48)	1,008	3.2
Trade name	60	(45)	(2)	13	0.2

	$6,560	$(1,407)	$(241)	$4,912

Summary of Estimated Future Amortization Expense	Estimated future amortization expense as of December 31, 2014 is as follows (in thousands):

2015	$1,757
2016	1,744
2017	1,342
2018	69

$4,912